Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Oct. 01, 2020	Mar. 31, 2021
Disclosure of Accounting Policies [Line Items]
Stockholders Equity Stock Consolidation	1-for-10 share
Minimum
Disclosure of Accounting Policies [Line Items]
Period in which obligors generally determined to be substantially bankrupt, past due (in months)		6 months
Minimum | Software and Software Development Costs
Disclosure of Accounting Policies [Line Items]
Estimated useful life		5 years
Maximum | Software and Software Development Costs
Disclosure of Accounting Policies [Line Items]
Estimated useful life		10 years
Impaired loans | Minimum
Disclosure of Accounting Policies [Line Items]
Number of days past due		90 days
Customer Relationships [Member] | Shinko Securities Company Limited
Disclosure of Accounting Policies [Line Items]
Weighted-average amortization period		16 years
Customer Relationships [Member] | Asset Management Company
Disclosure of Accounting Policies [Line Items]
Weighted-average amortization period		16 years 10 months 24 days